Segmentation of key figures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 11,764	$ 11,339	$ 22,870	$ 22,254
Sales to continuing and discontinued segments	0	20	53	33
Net sales from continuing operations	11,764	11,359	22,923	22,287
Other revenues	260	294	556	529
Cost of goods sold	(3,406)	(3,558)	(6,657)	(7,009)
Gross profit from continuing operations	8,618	8,095	16,822	15,807
Selling, general and administration	(3,585)	(3,495)	(6,915)	(6,779)
Research and Development	(2,051)	(2,126)	(4,350)	(4,108)
Other income	989	481	1,192	869
Other expense	(1,308)	(524)	(1,844)	(987)
Operating income from continuing operations	$ 2,663	$ 2,431	$ 4,905	$ 4,802
Profit (loss) from operating activities, as a percentage from net sales	22.60%	21.40%	21.40%	21.60%
Income from associated companies	$ 176	$ 5,932	$ 256	$ 6,084
Interest expense	(205)	(237)	(431)	(455)
Other financial income and expense	0	45	44	80
Income before taxes from continuing operations	2,634	8,171	4,774	10,511
Taxes	(525)	(443)	(797)	(813)
Net income from continuing operations	2,109	7,728	3,977	9,698
Net income/loss from discontinued operations before gain on distribution		40	(101)	98
Gain on distribution	4,691		4,691
Net income/loss from discontinued operations	4,691	40	4,590	98
Net income	6,800	7,768	8,567	9,796
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	9,326	8,876	18,106	17,274
Sales to continuing and discontinued segments	177	177	426	345
Net sales from continuing operations	9,503	9,053	18,532	17,619
Other revenues	250	285	511	508
Cost of goods sold	(2,327)	(2,359)	(4,551)	(4,632)
Gross profit from continuing operations	7,426	6,979	14,492	13,495
Selling, general and administration	(2,911)	(2,778)	(5,564)	(5,333)
Research and Development	(1,853)	(1,931)	(3,958)	(3,714)
Other income	847	297	922	508
Other expense	(945)	(315)	(1,219)	(569)
Operating income from continuing operations	$ 2,564	$ 2,252	$ 4,673	$ 4,387
Profit (loss) from operating activities, as a percentage from net sales	27.50%	25.40%	25.80%	25.40%
Income from associated companies	$ 1		$ 1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,438	$ 2,463	4,764	$ 4,980
Sales to continuing and discontinued segments	37	34	76	91
Net sales from continuing operations	2,475	2,497	4,840	5,071
Other revenues	6	6	34	10
Cost of goods sold	(1,315)	(1,404)	(2,591)	(2,802)
Gross profit from continuing operations	1,166	1,099	2,283	2,279
Selling, general and administration	(550)	(593)	(1,112)	(1,195)
Research and Development	(198)	(195)	(392)	(394)
Other income	45	127	82	240
Other expense	(181)	(110)	(306)	(193)
Operating income from continuing operations	$ 282	$ 328	$ 555	$ 737
Profit (loss) from operating activities, as a percentage from net sales	11.60%	13.30%	11.60%	14.80%
Income from associated companies	$ 1	$ 4	$ 1	$ 4
Corporate
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	0
Sales to continuing and discontinued segments	(214)	(191)	(449)	(403)
Net sales from continuing operations	(214)	(191)	(449)	(403)
Other revenues	4	3	11	11
Cost of goods sold	236	205	485	425
Gross profit from continuing operations	26	17	47	33
Selling, general and administration	(124)	(124)	(239)	(251)
Research and Development	0
Other income	97	57	188	121
Other expense	(182)	(99)	(319)	(225)
Operating income from continuing operations	(183)	(149)	(323)	(322)
Income from associated companies	$ 174	$ 5,928	$ 254	$ 6,080